UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2017

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Small Cap Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus International Small Cap Fund

SEMIANNUAL REPORT April 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus International Small Cap Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Small Cap Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by portfolio managers Mark A. Bogar, James A. Lydotes, and Andrew Leger of The Boston Company Asset Management, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus International Small Cap Fund’s Class A shares produced a total return of 12.04%, Class C shares returned 11.63%, Class I shares returned 12.22%, and Class Y shares returned 12.17%.1 In comparison, the fund’s benchmark, the S&P Developed Ex-U.S. SmallCap Index (the “Index”), produced a total return of 11.52% for the same period.2

International small-cap stocks produced strong gains during the reporting period in response to improving economic fundamentals, growing corporate earnings, and favorable political developments. The fund outperformed its benchmark, primarily due to relatively strong returns from Australian and Canadian holdings, as well as underweighted exposure to the lagging Hong Kong market.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of small-cap foreign companies. The fund’s portfolio managers use a disciplined investment process that relies on a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks. The portfolio managers seek to allocate country weights generally in accordance with the Index and use the sector weightings of the Index as a guide, but the fund’s country and sector weightings may vary from those of the Index. This investment process is designed to produce a diversified portfolio that has a below-average price/earnings ratio and an above-average earnings growth trend.

Improving Economic Trends Boosted International Equities

Most international equities started the reporting period on a weak note, pressured by political uncertainties related to the U.S. presidential election and changing currency values. However, investor sentiment turned broadly positive in December 2016, bolstered by signs of continued economic growth in Europe and Asia, softening U.S. dollar strength, and expectations for accelerating U.S. export demand driven by the new presidential administration’s pro-business policy proposals. Rising U.S. interest rates bolstered the financial sector, while high-yielding utilities, real estate, and consumer staples stocks lagged.

The market’s broad advance paused in January 2017 due to profit taking and declines among higher-yielding stocks, then resumed in February, March, and April, led by the information technology, industrials, and financials sectors. European equities gained value amid encouraging macroeconomic data and reassuringly mainstream election results in the Netherlands. British stocks advanced in the midst of robust global and domestic economic activity and a wave of heightened mergers-and-acquisitions activity. Japanese stocks scored more modest advances, while Chinese and other Asian markets generally met or exceeded the Index’s return on the strength of positive economic news and stabilizing currency exchange rates. On average, small-cap stocks slightly lagged their large-cap counterparts.

Stock Selections and Allocations Bolstered Returns

The fund enhanced returns compared to the Index in the lagging Australian stock market as a result of underweighted country exposure and strong individual security selections. Most notably, Qantas Airways benefited from effective cost-cutting measures and lower oil prices, business services provider McMillan Shakespeare reported stronger-than-expected first quarter earnings, and investment management firm Challenger diversified into the Japanese annuity market. Relative performance was further boosted by underweighted exposure to the Hong Kong market and favorable stock picks in

DISCUSSION OF FUND PERFORMANCE (continued)

Canada, including telecommunication services provider Cogeco Communications and lumber producer Interfor. Other positive contributors during the reporting period included several consumer discretionary holdings, such as U.K.-based theater chain Cineworld Group, U.K. footwear manufacturer Jimmy Choo, and Italian caterer Autogrill; and financial holdings such as insurer Swiss Life Holdings, Swiss wealth manager Julius Baer Group, and Italian asset manager ANIMA Holding.

On a more negative note, the fund’s relative performance suffered due to its mildly overweighted exposure to Japanese equities, as well as some disappointing stock selections, such as real estate investment trusts (REITs) Takara Leben and Ichigo, game developer DeNA, and parking garage and ride-sharing company Park24. A few Spanish holdings also underperformed, including telecommunication operator Euskaltel and energy utility Enagás. Other detractors from relative returns included diversified Korean industrial firm Hanwha Techwin, and the fund’s lack of exposure to U.K. REITs, which outperformed their Japanese counterparts.

Positioned for International Recovery

While economic growth rates for much of the developed world have lagged the United States, the recovery cycle in many parts of Europe and Asia appears to be accelerating. Moreover, corporate revenues are rising, but valuations of most international small-cap stocks remain attractive compared to U.S. equities. As of the end of the reporting period, we have positioned the fund to take advantage of cyclical opportunities by increasing its exposure to consumer discretionary and financial stocks, while maintaining overweighted exposure to the information technology sector. At the same time, the fund has trimmed its consumer staples holdings, while continuing to deemphasize materials stocks.

May 15, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The S&P Developed Ex-U.S. SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country excluding the U.S. It is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Small Cap Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.36	$11.07	$6.05	$5.68
Ending value (after expenses)	$1,120.40	$1,116.30	$1,122.20	$1,121.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.00	$10.54	$5.76	$5.41
Ending value (after expenses)	$1,017.85	$1,014.33	$1,019.09	$1,019.44

† Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.11% for Class C, 1.15% for Class I and 1.08% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2017 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Australia - 3.5%
Challenger	494,749		4,897,588
CSR	928,541		3,406,929
Evolution Mining	1,580,507		2,710,178
McMillan Shakespeare	513,951		5,206,974
oOh!media	1,504,280		5,068,822
Regis Resources	1,958,056		4,794,449
			26,084,940
Austria - .6%
Lenzing	23,556		4,392,919
Belgium - 1.6%
bpost	197,471		4,732,317
Galapagos	81,935	[a]	7,181,205
			11,913,522
Brazil - 1.1%
Aperam	157,410		7,925,198
Canada - 6.1%
Air Canada	416,383	[a]	3,962,357
Artis Real Estate Investment Trust	697,168		6,935,674
CAE	243,491		3,719,122
Canadian Apartment Properties REIT	246,367		6,112,926
Cogeco Communications	60,919		3,485,867
Entertainment One	2,589,067		8,292,875
Genworth MI Canada	109,731		2,725,088
Gran Tierra Energy	1,825,131	[a]	4,599,429
Interfor	280,692	[a]	4,145,453
Tahoe Resources	256,139		2,075,307
			46,054,098
Finland - .8%
Valmet	320,018		5,832,009
France - 7.8%
Arkema	56,339		5,965,790
Atos	86,797		11,374,130
Eiffage	67,488		5,716,506
Elior Group	242,386	[b]	6,046,316
Gaztransport Et Technigaz	115,126		4,297,693
Ipsen	34,992		4,072,782
Maisons du Monde	152,918	[b]	5,307,038

Common Stocks - 98.8% (continued)	Shares		Value ($)
France - 7.8% (continued)
Plastic Omnium	115,411		4,514,508
Rubis	36,123		3,670,458
Teleperformance	61,744		7,758,186
			58,723,407
Georgia - .5%
BGEO Holdings	81,600		3,804,787
Germany - 8.0%
Aareal Bank	194,829		7,830,130
Carl Zeiss Meditec-BR	89,728		4,077,746
Drillisch	66,709		3,575,539
Gerresheimer	38,245		3,000,376
LANXESS	69,498		5,019,191
Stroeer SE & Co.	126,860		7,336,439
TAG Immobilien	359,096		5,112,508
Talanx	132,488		4,775,525
Uniper SE	449,881	[a]	7,385,140
Wirecard	110,951		6,551,768
Zalando	124,673	[a,b]	5,498,122
			60,162,484
Ireland - 1.4%
DCC	34,260		3,163,841
ICON	87,174	[a]	7,365,331
			10,529,172
Israel - .7%
SodaStream International	103,479	[a]	5,628,223
Italy - 4.8%
A2A	2,293,743		3,410,557
ANIMA Holding	841,926	[a,b]	5,502,664
Autogrill	708,226		8,054,159
Prysmian	208,393		6,017,841
Societa Iniziative Autostradali e Servizi	620,259		6,249,750
Unipol Gruppo Finanziario	1,637,541		7,299,207
			36,534,178
Japan - 22.9%
Central Glass	1,157,000		5,002,682
CKD	399,300		4,996,847
CyberAgent	126,200		3,917,040
DIC	183,000		6,509,038
DTS	242,900		6,366,933

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Japan - 22.9% (continued)
Haseko	456,200		5,205,529
Hiroshima Bank	1,460,000		6,299,708
Hitachi High-Technologies	114,900		4,581,570
Hitachi Kokusai Electric	178,400		4,000,897
Hogy Medical	89,500		5,748,554
Ichigo	1,228,400		3,570,322
Japan Aviation Electronics Industry	265,000		3,622,875
Japan Hotel REIT Investment	8,753		5,959,656
Kandenko	593,000		5,894,093
Keihin Corp	176,600		2,773,955
Lion	277,000		4,999,543
Makino Milling Machine	400,000		3,559,543
Matsumotokiyoshi Holdings	155,300		7,787,638
MINEBEA MITSUMI	556,200		8,038,019
Nihon Trim	58,400		1,951,469
Nippon Electric Glass	674,000		4,177,923
Park24	147,800		3,811,841
Rengo	753,800		4,557,625
Sanwa Holdings	541,800		5,458,097
Sawai Pharmaceutical	83,100		4,539,843
Shikoku Electric Power	446,100		5,358,402
Start Today	249,300		5,322,575
Sumitomo Osaka Cement	1,353,000		5,874,429
Takara Leben	1,175,700		5,526,502
THK	177,100		4,561,149
Tokai Rika	437,500		8,127,943
Tokyo Seimitsu	135,300		4,193,420
Tokyo Steel Manufacturing	538,000		4,010,567
Toridoll Holdings	269,200		6,483,983
			172,790,210
Malta - 1.0%
Kindred Group, SDR	699,228		7,250,979
Netherlands - 1.2%
Euronext	179,979	[b]	8,827,209
New Zealand - .3%
Z Energy	511,072		2,614,224
Norway - .7%
Storebrand	821,809		5,417,469

Common Stocks - 98.8% (continued)	Shares		Value ($)
Singapore - 2.6%
Mapletree Industrial Trust	5,436,900		6,965,645
Mapletree Logistics Trust	8,890,000		7,190,137
Venture	615,200		5,371,964
			19,527,746
South Korea - 3.2%
Com2uS	33,652		3,548,853
Doosan Heavy Industries & Construction	198,321		4,052,169
Hyundai Marine & Fire Insurance	101,866		3,285,422
Osstem Implant	90,960	[a]	4,220,659
Samsung Card	85,622		3,002,301
SFA Engineering	91,581		6,293,729
			24,403,133
Spain - 4.3%
Almirall	169,934		3,069,111
Cia de Distribucion Integral Logista Holdings	195,739		4,680,150
Enagas	166,272		4,374,054
Euskaltel	749,007	[b]	7,618,002
Gamesa Corp Tecnologica	157,595		3,405,042
Hispania Activos Inmobiliarios Socimi	320,963		4,845,806
Merlin Properties Socimi	374,973		4,437,901
			32,430,066
Sweden - .7%
Intrum Justitia	127,788		5,078,452
Switzerland - 6.4%
Adecco Group	71,437		5,305,723
Baloise Holding	27,872		4,086,960
Georg Fischer	4,527		4,267,664
IWG	2,099,256		8,833,907
Julius Baer Group	179,515	[a]	9,354,626
Logitech International	83,892		2,803,426
Sulzer	50,049		5,839,888
Swiss Life Holding	24,791	[a]	8,067,664
			48,559,858
United Kingdom - 14.6%
Auto Trader Group	891,126	[b]	4,629,451
Britvic	960,854		8,275,929
Cairn Energy	1,226,537	[a]	3,086,677
Cineworld Group	1,089,733		9,936,432
ConvaTec Group	2,103,235	[b]	8,365,758

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
United Kingdom - 14.6% (continued)
Ensco, Cl. A	378,371		2,985,347
Halma	420,201		5,730,904
IMI	225,373		3,733,448
Indivior	1,316,692		5,713,033
Jimmy Choo	1,594,298	[a]	3,918,221
Jupiter Fund Management	967,589		5,947,800
Just Eat	537,963	[a]	4,020,369
Ladbrokes Coral Group	4,277,074		7,251,437
Meggitt	837,120		5,014,610
Melrose Industries	1,761,385		5,395,394
Playtech	445,585		5,534,608
Rentokil Initial	1,083,261		3,493,576
RPC Group	389,839		4,094,905
Spectris	195,623		6,993,051
Spire Healthcare Group	1,314,659	[b]	5,753,591
			109,874,541
United States - 4.0%
iShares MSCI EAFE Small-Cap ETF	531,324		29,977,300
Total Common Stocks (cost $647,298,443)			744,336,124
Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,704,923)	4,704,923	[c]	4,704,923
Total Investments (cost $652,003,366)	99.4%		749,041,047
Cash and Receivables (Net)	.6%		4,274,648
Net Assets	100.0%		753,315,695

BR—Bearer Certificate
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SDR—Swedish Depository Receipts

aNon-income producing security.
bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $57,548,151 or 7.64% of net assets.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	20.5
Financials	16.1
Consumer Discretionary	15.9
Information Technology	11.9
Materials	8.7
Health Care	8.4
Real Estate	7.5
Energy	3.4
Consumer Staples	2.8
Utilities	2.1
Telecommunications	1.5
Money Market Investment	.6
99.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Proceeds ($)	Value ($)	Unrealized (Depreciation)($)
Sales:
JP Morgan Chase Bank
Canadian Dollar,
Expiring
5/2/2017	5,666,776	4,150,265	4,151,332	(1,067)
Gross Unrealized Depreciation				(1,067)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	647,298,443	744,336,124
Affiliated issuers	4,704,923	4,704,923
Cash		808,033
Cash denominated in foreign currency	2,815,077	2,818,669
Receivable for investment securities sold		14,243,870
Dividends receivable		3,357,480
Receivable for shares of Beneficial Interest subscribed		532,826
Prepaid expenses		38,900
		770,840,825
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		689,916
Payable for investment securities purchased		16,260,126
Payable for shares of Beneficial Interest redeemed		530,884
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		1,067
Accrued expenses		43,137
		17,525,130
Net Assets ($)		753,315,695
Composition of Net Assets ($):
Paid-in capital		707,055,842
Accumulated undistributed investment income—net		987,783
Accumulated net realized gain (loss) on investments		(51,695,784)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		96,967,854
Net Assets ($)		753,315,695

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	690,925	115,378	8,812,275	743,697,117
Shares Outstanding	47,717	8,000	607,410	51,263,993
Net Asset Value Per Share ($)	14.48	14.42	14.51	14.51

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $764,037 foreign taxes withheld at source):
Unaffiliated issuers	7,176,889
Affiliated issuers	8,728
Total Income	7,185,617
Expenses:
Investment advisory fee—Note 3(a)	3,490,644
Custodian fees—Note 3(c)	123,752
Professional fees	47,392
Trustees’ fees and expenses—Note 3(d)	39,407
Registration fees	37,373
Loan commitment fees—Note 2	8,572
Prospectus and shareholders’ reports	5,658
Interest expense—Note 2	2,945
Shareholder servicing costs—Note 3(c)	2,848
Distribution fees—Note 3(b)	395
Miscellaneous	26,712
Total Expenses	3,785,698
Less—reduction in expenses due to undertaking—Note 3(a)	(37)
Less—reduction in fees due to earnings credits—Note 3(c)	(40)
Net Expenses	3,785,621
Investment Income—Net	3,399,996
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,477,915
Net realized gain (loss) on forward foreign currency exchange contracts	(122,800)
Net Realized Gain (Loss)	8,355,115
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	68,043,163
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	11,329
Net Unrealized Appreciation (Depreciation)	68,054,492
Net Realized and Unrealized Gain (Loss) on Investments	76,409,607
Net Increase in Net Assets Resulting from Operations	79,809,603

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	3,399,996	8,487,656
Net realized gain (loss) on investments	8,355,115	(46,691,280)
Net unrealized appreciation (depreciation) on investments	68,054,492	41,603,505
Net Increase (Decrease) in Net Assets Resulting from Operations	79,809,603	3,399,881
Distributions to Shareholders from ($):
Investment income—net:
Class A	(8,998)	(3,188)
Class C	(800)	-
Class I	(61,181)	(22,468)
Class Y	(12,032,623)	(5,036,813)
Total Distributions	(12,103,602)	(5,062,469)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	58,176	79,490
Class I	8,925,776	5,869,979
Class Y	66,312,649	322,577,590
Distributions reinvested:
Class A	7,462	2,639
Class I	43,832	6,087
Class Y	3,174,915	1,212,933
Cost of shares redeemed:
Class A	(784)	(132,448)
Class I	(3,649,303)	(5,960,375)
Class Y	(138,516,722)	(341,260,028)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(63,643,999)	(17,604,133)
Total Increase (Decrease) in Net Assets	4,062,002	(19,266,721)
Net Assets ($):
Beginning of Period	749,253,693	768,520,414
End of Period	753,315,695	749,253,693
Undistributed investment income—net	987,783	9,691,389

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	4,468	6,132
Shares issued for distributions reinvested	587	199
Shares redeemed	(61)	(10,459)
Net Increase (Decrease) in Shares Outstanding	4,994	(4,128)
Class Ia
Shares sold	656,472	453,372
Shares issued for distributions reinvested	3,448	459
Shares redeemed	(276,869)	(461,803)
Net Increase (Decrease) in Shares Outstanding	383,051	(7,972)
Class Ya
Shares sold	4,939,315	25,650,359
Shares issued for distributions reinvested	249,797	91,404
Shares redeemed	(10,561,266)	(26,682,814)
Net Increase (Decrease) in Shares Outstanding	(5,372,154)	(941,051)

[a]During the period ended April 30, 2017, 172,776 Class Y shares representing $2,288,989 were exchanged for 172,810 Class I shares and during the period ended October 31, 2016, 287,942 Class Y shares representing $3,717,455 were exchanged for 288,000 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended April 30, 2017	Year Ended October 31.
Class A Shares	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	13.12	13.26	12.50
Investment Operations:
Investment income—net[b]	.05	.09	.11
Net realized and unrealized gain (loss) on investments	1.50	(.16)	.65[c]
Total from Investment Operations	1.55	(.07)	.76
Distributions:
Dividends from investment income―net	(.19)	(.07)	–
Net asset value, end of period	14.48	13.12	13.26
Total Return (%)[d]	12.04[e]	(.54)	6.08[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.41[f]	1.44	1.71[f]
Ratio of net expenses to average net assets	1.40[f]	1.40	1.40[f]
Ratio of net investment income to average net assets	.69[f]	.71	1.15[f]
Portfolio Turnover Rate	43.47[e]	117.57	97.46[e]
Net Assets, end of period ($ x 1,000)	691	561	621

a From January 30, 2015 (commencement of operations) to October 31, 2015.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Exclusive of sales charge.
e Not annualized.
f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2017	Year Ended October 31.
Class C Shares	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	13.02	13.18	12.50
Investment Operations:
Investment income (loss)—net[b]	(.00)[c]	(.00)[c]	.02
Net realized and unrealized gain (loss) on investments	1.50	(.16)	.66[d]
Total from Investment Operations	1.50	(.16)	.68
Distributions:
Dividends from investment income―net	(.10)	-	–
Net asset value, end of period	14.42	13.02	13.18
Total Return (%)[e]	11.63[f]	(1.21)	5.44[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.11[g]	2.12	2.88[g]
Ratio of net expenses to average net assets	2.11[g]	2.12	2.15[g]
Ratio of net investment income (loss) to average net assets	(.03)[g]	(.02)	.23[g]
Portfolio Turnover Rate	43.47[f]	117.57	97.46[f]
Net Assets, end of period ($ x 1,000)	115	104	105

a From January 30, 2015 (commencement of operations) to October 31, 2015.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
e Exclusive of sales charge.
f Not annualized.
g Annualized.

See notes to financial statements.

	Six Months Ended April 30, 2017	Year Ended October 31,
Class I Shares	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	13.16	13.28	12.50
Investment Operations:
Investment income—net[b]	.07	.15	.12
Net realized and unrealized gain (loss) on investments	1.51	(.18)	.66[c]
Total from Investment Operations	1.58	(.03)	.78
Distributions:
Dividends from investment income―net	(.23)	(.09)	–
Net asset value, end of period	14.51	13.16	13.28
Total Return (%)	12.22[d]	(.23)	6.24[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15[e]	1.12	1.26[e]
Ratio of net expenses to average net assets	1.15[e]	1.12	1.15[e]
Ratio of net investment income to average net assets	1.05[e]	1.16	1.32[e]
Portfolio Turnover Rate	43.47[d]	117.57	97.46[d]
Net Assets, end of period ($ x 1,000)	8,812	2,952	3,086

a From January 30, 2015 (commencement of operations) to October 31, 2015.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Not annualized.
e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2017	Year Ended October 31,
Class Y Shares	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	13.17	13.28	12.50
Investment Operations:
Investment income—net[b]	.06	.14	.12
Net realized and unrealized gain (loss) on investments	1.51	(.16)	.66[c]
Total from Investment Operations	1.57	(.02)	.78
Distributions:
Dividends from investment income―net	(.23)	(.09)	–
Net asset value, end of period	14.51	13.17	13.28
Total Return (%)	12.17[d]	(.16)	6.24[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08[e]	1.09	1.22[e]
Ratio of net expenses to average net assets	1.08[e]	1.09	1.15[e]
Ratio of net investment income to average net assets	.97[e]	1.07	1.30[e]
Portfolio Turnover Rate	43.47[d]	117.57	97.46[d]
Net Assets, end of period ($ x 1,000)	743,697	745,636	764,708

a From January 30, 2015 (commencement of operations) to October 31, 2015.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Not annualized.
e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Small Cap Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A shares and all of the outstanding Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	714,358,824	–	–	714,358,824
Exchange- Traded Funds	29,977,300	–	–	29,977,300
Registered Investment Company	4,704,923	–	–	4,704,923
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	–	(1,067)	–	(1,067)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized depreciation at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	5,094,300	106,475,484	106,864,861	4,704,923.6

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $53,652,206 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $32,658,706 of short-term capital losses and $20,993,500 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $5,062,469. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2017 was approximately $372,400 with a related weighted average annualized interest rate of 1.59%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $37 during the period ended April 30, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM, TBCAM serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $395 pursuant to the Distribution Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $771 and $132, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $1,244 for transfer agency services and $44 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $40.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $123,752 pursuant to the custody agreement.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $599,231, Distribution Plan fees $69, Shareholder Services Plan fees $160, custodian fees $86,100, Chief Compliance Officer fees $3,861 and transfer agency fees $528, which are offset against an expense reimbursement currently in effect in the amount of $33.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2017, amounted to $306,663,896 and $382,447,901, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(1,067)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(1,067)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(1,067)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
JP Morgan Chase Bank	(1,067)		-	-	(1,067)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Forward contracts	6,193,154

At April 30, 2017, accumulated net unrealized appreciation on investments was $97,037,681, consisting of $111,164,993 gross unrealized appreciation and $14,127,312 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 7-8, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which The Boston Company Asset Management, LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), for the one-year period ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Sub-Adviser the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median and slightly below the Performance Universe median for the one-year period shown. Dreyfus also provided a comparison of the fund’s total return, for the period from January 31, 2015 (commencement of fund operations) through December 31, 2015, to the return of the fund’s benchmark index, and the Board noted that the fund’s total return for the period was higher than that of the index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.15% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

NOTES

NOTES

For More Information

Dreyfus International Small Cap Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

The Boston Company Asset
Management LLC
BNY Mellon Center
One Boston Place
Boston, MA 02108

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DYAPX Class C: DYCPX Class I: DYIPX Class Y: DYYPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 4006SA0417

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 29, 2017

By: /s/ James Windels
James Windels Treasurer
Date:	June 29, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)